Financial risk management and financial instruments - Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	R (6,997)	R (2,465)	R (3,876)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(4,298)	323	936
Other foreign exchange derivatives
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(1,562)	85
Ethane swap options
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(732)	(462)	29
Foreign exchange contracts
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(372)	(794)	121
Crude oil swap options
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(160)
Crude oil zero cost collar
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(157)
Crude oil put options
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(153)	(498)	(3,303)
Interest rate swap
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	(101)	(1,475)	52
Coal swap options
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments		91	(1,024)
Crude oil futures
Financial risk management and financial instruments
Net (loss)/gain on derivative instruments	R 538	R 265	R (687)